DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			2 Months Ended	6 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Oct. 21, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering				$ 402,500,000
Proceeds from issuance initial public offering and private placement				405,500,000
Proceeds received from private placement				10,050,000
Deferred underwriting fee payable	$ 14,100,000			14,087,500
Cash held outside the Trust Account				58,197
Condition for future business combination number of businesses minimum		1
Payments for investment of cash in Trust Account				$ 402,500,000
Condition for future business combination use of proceeds percentage			80	80
Condition for future business combination threshold Percentage Ownership			50	50
Exercise price of warrants | $ / shares				$ 11.50
Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants | $ / shares			$ 11.50	11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	6,700,000
Price of warrant | $ / shares	$ 1.50
Proceeds received from private placement	$ 10,100,000
Exercise price of warrants | $ / shares	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	40,250,000
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 402,500,000
Deferred underwriting fee payable	14,100,000
Other offering costs	$ 22,800,000
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			185 days	185 days
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Redemption period upon closure			10 days	10 days
Maximum Allowed Dissolution Expenses			$ 100,000	$ 100,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			6,700,000	6,700,000
Price of warrant | $ / shares			$ 1.50	$ 1.50
Proceeds received from private placement			$ 10,100,000	$ 10,100,000
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	5,250,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00